Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Total	$ 62,268	$ 62,165
Less accumulated depreciation	30,221	29,309
Premises and equipment, net	32,047	32,856
Land and land improvements
Property, Plant and Equipment
Total	9,683	9,576
Buildings and improvements
Property, Plant and Equipment
Total	35,195	35,330
Furniture and equipment
Property, Plant and Equipment
Total	13,214	13,245
Operating leases - right of use asset
Property, Plant and Equipment
Total	2,073	2,539
Construction in progress
Property, Plant and Equipment
Total	$ 2,103	$ 1,475